Goodwill (Details) $ in Millions	3 Months Ended
Mar. 31, 2016 USD ($)
Goodwill activity:
Balance at beginning of year	$ 1,983.3
Goodwill, Purchase Accounting Adjustments	(0.6)
Foreign currency translation	46.2
Balance at end of year	2,028.9
Canada [Member]
Goodwill activity:
Balance at beginning of year	551.4
Business acquisition and disposition	0.0
Foreign currency translation	35.4
Balance at end of year	586.8
Europe [Member]
Goodwill activity:
Balance at beginning of year	1,408.7
Goodwill, Written off Related to Sale of Business Unit	0.0
Foreign currency translation	10.9
Balance at end of year	1,419.6
MCI [Member]
Goodwill activity:
Balance at beginning of year	23.2
Goodwill, Purchase Accounting Adjustments	(0.6)
Foreign currency translation	(0.1)
Balance at end of year	$ 22.5